BORROWINGS (Borrowings by currency) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,188,674	$ 2,036,957
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	2,023,051	1,747,074
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	165,623	289,883
United States of America, Dollars | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,977,617	1,747,074
United States of America, Dollars | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	148,712	262,873
Argentina, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	10	0
Mexico, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	14,789	0
Colombia, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	30,634	0
Colombia, Pesos | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	16,912	17,009
Guatemala, Quetzales | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 10,001